Commitment and Contingencies - Schedule of Operating Right-of-use Assets and Lease Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Right-of-use assets:
Operating lease right-of-use assets, net (including amounts with related parties)	$ 18,138	$ 20,131
Short-term lease liabilities:
Operating lease liabilities (including amounts with related parties)	5,015	4,808
Long-term lease liabilities:
Operating lease liabilities, less current portion (including amounts with related parties)	16,179	18,831
Total lease liabilities:
Operating lease liabilities (including amounts with related parties)	$ 21,194	$ 23,639
Other information
Weighted average remaining lease term	3 years 10 months 24 days	5 years
Weighted average discount rate	9.00%	9.00%